Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MML SERIES INVESTMENT FUND
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	May 01, 2024
MML Equity Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MML SERIES INVESTMENT FUND
MML Equity Index Fund
(the “Fund”)
Supplement dated March 31, 2025 to the
Prospectus dated May 1, 2024
and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

MML Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	The following information will replace the information for the Fund found under the heading Subadviser(s) in the section titled Management (on page 15 of the Prospectus):
MML Fundamental Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MML SERIES INVESTMENT FUND
MML Fundamental Equity Fund
(the “Fund”)
Supplement dated March 31, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

MML Global Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MML SERIES INVESTMENT FUND
MML Global Fund
(the “Fund”)
Supplement dated March 31, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.